Shareholder Report, Holdings (Details) - C000109586	Jan. 31, 2025
Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Hungary Government International Bond, 6.75, 2052-09-25
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Arabian Centres Sukuk III Ltd., 9.5, 2029-03-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Hungary Government International Bond, 5.5, 2034-06-16
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Medical Properties Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Kuwait Projects Company SPC Ltd., 4.5, 2027-02-23
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Kumba Iron Ore Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Suburban Propane Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Longfor Group Holdings Ltd., 4.5, 2028-01-16
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Orion Office REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Panama
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.80%
United States
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Sovereign
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	23.10%
InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	43.20%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.50%
InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	21.20%
InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	15.10%